Equity Earnings (Loss) of Joint Ventures (Details Textual)	Jun. 29, 2014 VAST LLC	Apr. 30, 2013 NextLock LLC
Equity Loss of Joint Ventures (Textual) [Abstract]
STRATTEC's percentage ownership joint venture	33.33%	51.00%